Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Aug. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Excise tax			1.00%
Net operating losses	$ 4,800,000
Tax credit carryforwards	3,106,675	$ 2,151,942
Increase in valuation allowance	5,800,000	$ 8,300,000
Domestic Tax Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating losses	103,600,000
Tax credit carryforwards	2,400,000
State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating losses	69,500,000
Tax credit carryforwards	800,000
Foreign Tax Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating losses	$ 8,900,000
Expiration period	expire in 2027
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Corporate alternative tax			15.00%